REVERSE RECAPITALIZATION	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
REVERSE RECAPITALIZATION
NOTE 4—REVERSE RECAPITALIZATION
As discussed in Note 1, Nerdy LLC merged with a wholly-owned subsidiary of Nerdy Inc., with Nerdy LLC surviving the Merger. Nerdy LLC is governed by a board of managers composed of three persons that were designated by Nerdy Inc. and two persons that were designated by holders of a majority of the OpCo Units held by members of Nerdy LLC other than Nerdy Inc. Management determined Nerdy LLC was not a variable interest entity (see Note 2), and as result, identified Nerdy LLC as the accounting acquirer of the Merger in accordance ASC Topic 805. Management concluded that Nerdy LLC was the accounting acquirer due to (i) the Legacy Nerdy Holders receiving the largest portion of the voting rights in the combined company, Nerdy Inc., (ii) significantly all of the Legacy Nerdy Holders retained their equity interest as stockholders in Nerdy Inc., (iii) Nerdy LLC’s operations prior to the Reverse Recapitalization comprising the only ongoing operations of Nerdy Inc., (iv) the Legacy Nerdy Holders have the right to appoint a majority (five of the seven) directors of Nerdy Inc., (v) the executive management of Nerdy LLC will become the executive management of Nerdy Inc., and (vi) it is significantly larger than Nerdy Inc. in terms of revenue, total assets (excluding cash) and employees. Therefore, the Merger was accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with ASC Topic 805. Nerdy Inc. was treated as the “acquired” company for financial reporting purposes, and for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Nerdy LLC issuing stock for the net assets of Nerdy Inc., accompanied by a recapitalization. The net assets of Nerdy Inc. were recorded at historical cost on the balance sheet as of September 20, 2021, the Closing Date of the Reverse Recapitalization, with no goodwill or other intangible assets recorded. For additional information on the capitalization of Nerdy Inc. and Nerdy LLC immediately following the Closing of the Reverse Recapitalization, see Note 1.
The following table provides the historical cost of assets and liabilities of Nerdy Inc. as of September 20, 2021.

Cash and cash equivalents	$558,324
Other current assets	642
Other current liabilities (a)	(41,760)

Total net assets	$517,206

(a)	Includes historical warrants held by TPG Pace that were exchanged for Private Placement Warrants and Public Warrants of Nerdy Inc. in connection with the Reverse Recapitalization.